Other reserves (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of changes in other reserves

(US dollars in thousands)	Preference shares 1	Shares pending issue	Capital raising costs 2	Equity incentive costs 3	Share awards issuance 3	Foreign exchange	Total
At June 30, 2022	3,270	-	(8,950)	2,874	(2,850)	(328)	(5,984)
Interest on equity instruments	198	-	-	-	-	-	198
Equity instruments payments	(149)	-	-	-		-	(149)
Capital raising costs	-	-	(446)	-	-	-	(446)
Equity incentives cost less shares issued	-	-	-	147	(154)	-	(7)
Other movements		-	-	-	-	(104)	(104)
At June 30, 2023	3,319	-	(9,396)	3,021	(3,004)	(432)	(6,492)
Interest on equity instruments	150	-	-	-	-	-	150
Capital raising costs	-	-	(207)	-	-	-	(207)
Equity incentives cost less shares issued	-	-	-	333	(92)	-	241
Other movements	-	-	-	-	-	7	7
At June 30, 2024	3,469	-	(9,603)	3,354	(3,096)	(425)	(6,301)
Interest on equity instruments	302	-	-	-	-	-	302
Capital raising costs	-	-	(777)	-	-	-	(777)
Equity incentives cost less shares issued	-	-	-	8	-	-	8
Other movements	-	-	-	315	-	(66)	(249)
At June 30, 2025	3,771	-	(10,380)	3,677	(3,096)	(491)	(6,519)

1	During the year, the Company accrued $0.3 million dividends on Aevitas preference shares (June 30, 2024: $0.2 million; June 30, 2023: $0.2 million).

2	The $0.8 million transaction costs incurred in the year ended June 30, 2025 (year ended June 30, 2024: $0.2 million; year ended June 30, 2023: $0.4 million) relate primarily to capital raises on Nasdaq and private placements with various investors.

3	During the year ended June 30, 2025, $0.3 million was expensed towards share incentive awards to employees, directors, and consultants of the Company under the 2017 Omnibus Incentive Plan (year ended June 30, 2024: $0.3 million; year ended June 30, 2023: $0.1 million). Amounts are expensed at the award grant price over the vesting period, adjusted for actual quantities upon vesting. Of the expenses recorded, none of the shares were delivered to participants (year ended June 30, 2024: $0.3 million; year ended June 30, 2023: $0.1 million). During the years ended June 30, 2025 and June 30, 2024, the following awards under the Incentive Plan have been granted, and have vested or been forfeit:

Schedule of incentive plan
	Number of RSUs, PSUs and BSAs (thousands)	Weighted average grant date fair value $000
Outstanding at June 30, 2023	657	$331
Granted	128	234
Vested/Settled	(150)	(248)
Reverse stock split impact	(591)	(298)
Forfeit	(11)	(3)
Outstanding at June 30, 2024	33	16
Granted	151	613
Vested	(95)	(323)
Forfeit	-	-
Outstanding at June 30, 2025	89	$306